Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 10 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2022	2021
Accounts payable	$7.0	$8.5
Accrued liabilities	36.1	25.1
	$43.1	$33.6